Average Annual Total Returns - VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF 1 Year	VictoryShares Emerging Market Volatility Wtd ETF Life of Fund		VictoryShares Emerging Market Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares Emerging Market Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares Emerging Market Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares Emerging Market Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund		Nasdaq Victory International 500 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory International 500 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	11.78%	6.59%	[1]	11.01%	5.18%	[1]	7.20%	4.82%	[1]	18.44%	10.79%	[1]	12.67%	7.39%	[1]

[1]	Inception date is March 22, 2016.